Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income available to common stockholders			$ 13,071	$ 9,429	$ 45,833	$ 43,057	$ 23,579
Basic weighted averages shares outstanding (in shares)			42,755,000	42,489,000	42,487,000	42,489,000	42,489,000
Dilutive effect of shared-based compensation awards (in shares)			159,000	0	0	0	0
Diluted weighted average shares outstanding (in shares)			42,914,000	42,489,000	42,487,000	42,489,000	42,489,000
Basic earnings per common share (in dollars per share)			$ 0.31	$ 0.22	$ 1.08	$ 1.01	$ 0.55
Diluted earnings per common share (in dollars per share)			$ 0.30	$ 0.22	$ 1.08	$ 1.01	$ 0.55
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation				0		0	0
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation			738,138		736,839
Grants in period (in shares)	1,299	736,839